Cash and Cash Equivalents	6 Months Ended	9 Months Ended
	Jun. 30, 2021	Sep. 30, 2021
Cash and cash equivalents [abstract]
Cash and Cash Equivalents

Cash and Cash Equivalents

The Company considers all short-term investments with an original maturity of three months or less when purchased to be cash equivalents. The Company did not have any cash equivalents as of September 30, 2021.

Marketable Securities Held in Trust Account

At September 30, 2021, substantially all of the assets held in the Trust Account were held in U.S. Treasury Bills.

Class A Common Stock Subject to Possible Redemption

The Company accounted for its Class A common stock subject to possible redemption in accordance with the guidance in ASC 480. Shares of Class A common stock subject to mandatory redemption were classified as a liability instrument and were measured at fair value. Conditionally redeemable common stock (including common stock that features redemption rights that is either within the control of the holder or subject to redemption upon the occurrence of uncertain events not solely within the Company’s control) was classified as temporary equity. At all other times, common stock was classified as stockholders’ equity. The Company’s Class A common stock featured certain redemption rights that were considered to be outside of the Company’s control and subject to occurrence of uncertain future events. Accordingly, at September 30, 2021, Class A common stock subject to possible redemption was presented at redemption value as temporary equity, outside of the stockholders’ equity section of the Company’s balance sheet.

Warrant Liabilities

The Company accounted for the Private Warrants (as defined below) in accordance with the guidance contained in ASC 815-40, under which the Private Warrants do not meet the criteria for equity treatment and must be recorded as liabilities. Under ASC 815-40, the Company’s Private Warrants were not indexed to the Company’s common stock in the manner contemplated by ASC 815-40 because the holder of the instrument is not an input into the pricing of a fixed-for-fixed option on equity shares. Accordingly, the Company classified the Private Warrants as liabilities at their fair value and adjusted the Private Warrants to fair value at each reporting period. These liabilities were subject to re-measurement at each balance sheet date until exercised, and any change in fair value was recognized in the statement of operations. The Private Warrants were valued using a modified Black Scholes model.

Offering Costs

The Company accounted for offering costs in accordance with the guidance contained in ASC 340, Other assets and deferred costs and Staff Accounting Bulletin Topic 5A, Miscellaneous Accounting – Expenses of the Offering. Under the guidance, costs consisting of legal, accounting and other expenses that were incurred directly in relation to the Initial Public Offering were deferred and charged to stockholders’ equity upon consummation of the Initial Public Offering. Offering costs also included underwriting discounts and fees that were due upon consummation of the Initial Public Offering, although these costs were not deferred as they were not incurred until the date of the Initial Public Offering. The Company incurred $2,966,508 related to the issuance of Class A common stock which was charged to stockholders’ equity, consisting of $2,500,000 of underwriting fees and $466,508 of other offering costs.

Income Taxes

The Company followed the asset and liability method of accounting for income taxes under ASC 740, “Income Taxes” (“ASC 740”). Deferred tax assets and liabilities were recognized for the estimated future tax consequences attributable to differences between the financial statements carrying amounts of existing assets and liabilities and their respective tax bases. Deferred tax assets and liabilities were measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates was recognized in income in the period that included the enactment date. Valuation allowances were established, when necessary, to reduce deferred tax assets to the amount expected to be realized.

FASB ASC 740 prescribes a recognition threshold and a measurement attribute for the financial statement recognition and measurement of tax positions taken or expected to be taken in a tax return. For those benefits to be recognized, a tax position must be more likely than not to be sustained upon examination by taxing authorities. The Company recognized accrued interest and penalties related to unrecognized tax benefits as income tax expense. There were no unrecognized tax benefits and no amounts accrued for interest and penalties as of September 30, 2021. The Company is currently not aware of any issues under review that could result in significant payments, accruals or material deviation from its position.

The Company may be subject to potential examination by federal, state and city taxing authorities in the areas of income taxes. These potential examinations may include questioning the timing and amount of deductions, the nexus of income among various tax jurisdictions and compliance with federal, state and city tax laws. The Company’s management does not expect that the total amount of unrecognized tax benefits will materially change over the next twelve months.

Net Loss Per Common Share

Net loss per share was computed by dividing net loss by the weighted average number of shares of common stock outstanding during the period. Shares of common stock subject to possible redemption at September 30, 2021, which were not redeemable and were not redeemable at fair value, were excluded from the calculation of basic net loss per common share since such shares, if redeemed, only participate in their pro rata share of the Trust Account earnings. The Company had not considered the effect of the warrants sold in the Initial Public Offering and the private placement to purchase an aggregate of 370,000 Units in the calculation of diluted loss per share, since the exercise of the warrants was contingent upon the occurrence of future events and the inclusion of such warrants would be anti-dilutive. As a result, diluted net loss per common share was the same as basic net loss per common share for the periods presented.

The Company’s statement of operations included a presentation of net earnings (loss) per share of common stock subject to possible redemption and allocated the net income (loss) into the two classes of stock in calculating net earnings (loss) per common share, basic and diluted. For Class A redeemable common stock, net earnings (loss) per common share was calculated by dividing the net loss by the weighted average number of Class A common stock subject to possible redemption outstanding since original issuance. For Class B non-redeemable common stock, neat earnings (loss) per share was calculated by dividing the net loss by the weighted average number of Class B nonredeemable common stock outstanding for the period. Class B non-redeemable common stock included the Founder Shares as these shares do not have any redemption features and do not participate in the income earned on the Trust Account.

The following table reflects the calculation of basic and diluted net loss per common share (in dollars, except per share amounts):

For the Period from September 30, 2020 (Inception) Through September 30, 2021
Class A common stock subject to possible redemption
Numerator: Earnings attributable to Class A common stock subject to possible redemption
Net loss	$(1,194,483)
Net loss attributable to Class A common stock subject to possible redemption	$(1,194,483)
Denominator: Weighted average Class A common stock subject to possible redemption
Basic and diluted weighted average shares outstanding, Class A common stock subject to possible redemption	10,102,740
Basic and diluted net loss per share, Class A common stock subject to possible redemption	$(0.12)

Non-Redeemable Class B common stock
Numerator: Net loss minus net earnings
Net loss	$(385,644)
Non-redeemable net loss	$(385,644)
Denominator: Weighted average non-redeemable Class B common stock
Basic and diluted weighted average shares outstanding, non-redeemable Class B common stock	3,261,712
Basic and diluted net loss per share, non-redeemable Class B common stock	$(0.12)

Concentration of Credit Risk

Financial instruments that potentially subject the Company to concentrations of credit risk consisted of a cash account in a financial institution, which, at times, may exceed the Federal Depository Insurance Coverage of $250,000. The Company had not experienced losses on this account.

Fair Value Measurements

Fair value is defined as the price that would be received for sale of an asset or paid for transfer of a liability, in an orderly transaction between market participants at the measurement date. GAAP establishes a three-tier fair value hierarchy, which prioritizes the inputs used in measuring fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). These tiers include:

●	Level 1, defined as observable inputs such as quoted prices (unadjusted) for identical instruments in active markets;

●	Level 2, defined as inputs other than quoted prices in active markets that are either directly or indirectly observable such as quoted prices for similar instruments in active markets or quoted prices for identical or similar instruments in markets that are not active; and

●	Level 3, defined as unobservable inputs in which little or no market data exists, therefore requiring an entity to develop its own assumptions, such as valuations derived from valuation techniques in which one or more significant inputs or significant value drivers are unobservable.

In some circumstances, the inputs used to measure fair value might be categorized within different levels of the fair value hierarchy. In those instances, the fair value measurement is categorized in its entirety in the fair value hierarchy based on the lowest level input that is significant to the fair value measurement.

Fair Value of Financial Instruments

The fair value of the Company’s assets and liabilities, which qualify as financial instruments under ASC Topic 820, “Fair Value Measurement” (“ASC 820”), approximated the carrying amounts represented in the condensed balance sheet, primarily due to their short-term nature.

Recent Accounting Standards

In August 2020, the FASB issued ASU No. 2020-06, “Debt—Debt with Conversion and Other Options (Subtopic 470-20) and Derivatives and Hedging—Contracts in Entity’s Own Equity (Subtopic 815-40): Accounting for Convertible Instruments and Contracts in an Entity’s Own Equity” (“ASU 2020-06”), which simplifies accounting for convertible instruments by removing major separation models required under current GAAP. ASU 2020-06 removes certain settlement conditions that are required for equity contracts to qualify for the derivative scope exception and it also simplifies the diluted earnings per share calculation in certain areas. ASU 2020-06 is effective for fiscal years beginning after December 15, 2023, including interim periods within those fiscal years, with early adoption permitted. We have not yet assessed the impact, if any, that ASU 2020-06 would have on our financial position, results of operations or cash flows.

Management does not believe that any other recently issued, but not yet effective, accounting standards, if currently adopted, would have a material effect on the Company’s condensed financial statements.

Codere Online Luxembourg [Member]
Reserve Quantities [Line Items]
CASH AND CASH EQUIVALENTS
3.	CASH AND CASH EQUIVALENTS
Cash and cash equivalents are comprised of the contribution from the sole shareholder in euros, accounted for at amortized cost.